OPERATING SEGMENTS (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment		3
Number of exploration segments | segment		1
Number of Coricancha segments | segment		1
Number of corporate segments | segment		1
External revenue	$ 132,974	$ 198,653	$ 59,434
Amortization and depletion		35,185	3,573
Exploration and evaluation expenses		12,741	9,984
Care and maintenance costs	599	795
Impairment of goodwill	38,682	38,682
Interest income		726	1,518
Finance costs		5,752	20
Income (loss) before income taxes	(62,064)	(90,278)	(9,411)
Income tax expense	891	744	652
Net income (loss)	$ (62,955)	(91,022)	(10,063)
Additions to non-current assets		34,889	1,196
Total assets		270,742	112,776
Total liabilities		170,243	40,120
Exploration [Member]
Disclosure of geographical areas [line items]
Amortization and depletion		4	4
Exploration and evaluation expenses		176	243
Interest income			7
Income (loss) before income taxes		(264)	(3,032)
Net income (loss)		(264)	(3,032)
Total assets		2,159	2,427
Corporate One [Member]
Disclosure of geographical areas [line items]
External revenue		53,825
Amortization and depletion		245	33
Exploration and evaluation expenses		10	886
Interest income		708	1,251
Finance costs		9	19
Income (loss) before income taxes		(3,785)	(4,226)
Income tax expense		531	803
Net income (loss)		(4,316)	(5,029)
Additions to non-current assets		821
Total assets		40,122	62,008
Total liabilities		15,116	4,452
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
External revenue		(49,818)
Tucano Gold Mine [Member]
Disclosure of geographical areas [line items]
External revenue		99,572
Amortization and depletion		30,816
Exploration and evaluation expenses		608
Impairment of goodwill		38,682
Interest income		14
Finance costs		5,741
Income (loss) before income taxes		(66,473)
Net income (loss)		(66,473)
Additions to non-current assets		28,593
Total assets		177,683
Total liabilities		107,354
Tucano Gold Mine [Member] | Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
External revenue		49,818
Guanajuato Mine Complex [Member]
Disclosure of geographical areas [line items]
External revenue		23,543	39,635
Amortization and depletion		1,436	1,515
Exploration and evaluation expenses		2,550	1,456
Non-cash change in reclamation and remediation provision		6,829	(214)
Care and maintenance costs		795
Income (loss) before income taxes		(7,436)	1,028
Income tax expense		122	(92)
Net income (loss)		(7,558)	1,120
Additions to non-current assets		317	959
Total assets		7,060	7,990
Total liabilities		15,772	5,995
Topia Mine [Member]
Disclosure of geographical areas [line items]
External revenue		21,713	19,799
Amortization and depletion		2,431	1,975
Exploration and evaluation expenses		889	298
Non-cash change in reclamation and remediation provision		2,923
Income (loss) before income taxes		(2,796)	3,922
Income tax expense		91	(59)
Net income (loss)		(2,887)	3,981
Additions to non-current assets		3,963	773
Total assets		15,304	12,813
Total liabilities		2,445	2,395
Coricancha Mining Complex [Member]
Disclosure of geographical areas [line items]
Amortization and depletion		253	46
Exploration and evaluation expenses		8,508	7,101
Interest income		4	260
Finance costs		2	1
Income (loss) before income taxes		(9,524)	(7,103)
Net income (loss)		(9,524)	(7,103)
Additions to non-current assets		1,195	(536)
Total assets		28,414	27,538
Total liabilities		$ 29,556	$ 27,278